EQUITY INVESTMENTS - Schedule and Narrative (Details) $ in Millions		1 Months Ended			3 Months Ended	12 Months Ended
	May 01, 2016 USD ($)	Oct. 31, 2017 CAD	Aug. 31, 2017 CAD	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CAD	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2017 USD ($)	Jun. 02, 2017	Jun. 01, 2017	Dec. 31, 2016 USD ($)
Equity Investments
Income/(Loss) from Equity Investments						CAD 773,000,000	CAD 514,000,000	CAD 440,000,000
Equity Investments						6,366,000,000	6,544,000,000
Distributions received from equity investments						1,332,000,000	1,571,000,000	802,000,000
Returns of capital						362,000,000	727,000,000	9,000,000
Undistributed earnings								198,000,000
Contributions to equity investments						1,681,000,000	765,000,000	CAD 493,000,000
Iroquois
Equity Investments
Ownership interest (percent)	50.00%			49.35%	49.35%
Additional ownership acquired (percent)	0.65%			4.87%	4.87%
Contributions to equity investments | $	$ 7			$ 54
Sur de Texas
Equity Investments
Contributions to equity investments						CAD 977,000,000
TransGas
Equity Investments
Ownership interest (percent)			46.50%
Asset impairment charges			CAD 12,000,000
Contract term			20 years
Grand Rapids
Equity Investments
Difference between the carrying value of the investment and the underlying equity in the net assets | $									$ 105			$ 86
Bruce Power
Equity Investments
Ownership interest (percent)								48.50%
Canadian Natural Gas Pipelines | TQM
Equity Investments
Ownership interest (percent)						50.00%			50.00%
Income/(Loss) from Equity Investments						CAD 11,000,000	12,000,000	CAD 12,000,000
Equity Investments						CAD 68,000,000	71,000,000
U.S. Natural Gas Pipelines | Northern Border
Equity Investments
Ownership interest (percent)						50.00%			50.00%
Income/(Loss) from Equity Investments						CAD 87,000,000	92,000,000	85,000,000
Equity Investments						CAD 641,000,000	597,000,000
Difference between the carrying value of the investment and the underlying equity in the net assets | $									$ 115			116
U.S. Natural Gas Pipelines | Iroquois
Equity Investments
Ownership interest (percent)						50.00%			50.00%	0.66%	50.00%
Income/(Loss) from Equity Investments						CAD 59,000,000	54,000,000	51,000,000
Equity Investments						CAD 280,000,000	309,000,000
Difference between the carrying value of the investment and the underlying equity in the net assets | $									$ 41			48
U.S. Natural Gas Pipelines | Millennium
Equity Investments
Ownership interest (percent)						47.50%			47.50%
Income/(Loss) from Equity Investments						CAD 66,000,000	33,000,000	0
Equity Investments						CAD 291,000,000	295,000,000
U.S. Natural Gas Pipelines | Pennant Midstream
Equity Investments
Ownership interest (percent)						47.00%			47.00%
Income/(Loss) from Equity Investments						CAD 11,000,000	6,000,000	0
Equity Investments						228,000,000	246,000,000
U.S. Natural Gas Pipelines | Other
Equity Investments
Income/(Loss) from Equity Investments						17,000,000	29,000,000	26,000,000
Equity Investments						CAD 92,000,000	93,000,000
Mexico Natural Gas Pipelines | Sur de Texas
Equity Investments
Ownership interest (percent)						60.00%			60.00%
Income/(Loss) from Equity Investments						CAD 66,000,000	(3,000,000)	0
Equity Investments						399,000,000	255,000,000
Mexico Natural Gas Pipelines | TransGas
Equity Investments
Income/(Loss) from Equity Investments						(12,000,000)	0	5,000,000
Equity Investments						0	28,000,000
Liquids Pipelines | Other
Equity Investments
Income/(Loss) from Equity Investments						(20,000,000)	0	0
Equity Investments						CAD 20,000,000	39,000,000
Liquids Pipelines | Grand Rapids
Equity Investments
Ownership interest (percent)						50.00%			50.00%
Income/(Loss) from Equity Investments						CAD 17,000,000	(1,000,000)	0
Equity Investments						996,000,000	876,000,000
Liquids Pipelines | Canaport Energy East Marine Terminal Limited Partnership
Equity Investments
Equity Investments						0
Energy | Other
Equity Investments
Income/(Loss) from Equity Investments						6,000,000	3,000,000	5,000,000
Equity Investments						CAD 63,000,000	66,000,000
Energy | Bruce Power
Equity Investments
Ownership interest (percent)						48.40%			48.40%
Income/(Loss) from Equity Investments						CAD 434,000,000	293,000,000	249,000,000
Equity Investments						2,987,000,000	3,356,000,000
Difference between the carrying value of the investment and the underlying equity in the net assets						CAD 902,000,000	942,000,000
Energy | Portlands Energy
Equity Investments
Ownership interest (percent)						50.00%			50.00%
Income/(Loss) from Equity Investments						CAD 31,000,000	33,000,000	30,000,000
Equity Investments						CAD 301,000,000	313,000,000
Difference between the carrying value of the investment and the underlying equity in the net assets | $									$ 73			$ 70
Energy | ASTC Power Partnership
Equity Investments
Ownership interest (percent)						50.00%			50.00%
Income/(Loss) from Equity Investments						CAD 0	(37,000,000)	CAD (23,000,000)
Equity Investments						CAD 0	CAD 0
Energy | Sundance B PPA
Equity Investments
Asset impairment charges					CAD 29,000,000
Asset impairment charge, after tax					CAD 21,000,000
Energy East, Eastern Mainline and Upland Projects | Liquids Pipelines
Equity Investments
Asset impairment charges		CAD 20,000,000